Total revenue and Income (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Foreign currency gain on the currency conversion	R$ 89,866
Cash and Cash Equivalents
Financial income on investments	R$ 25,694	R$ 360